OMB APPROVAL
OMB Number:	3235-0570
Expires:	January 31, 2017
Estimated average burden
hours per response:	20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05597

Invesco Municipal Income Opportunities Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 439-3217

Date of fiscal year end: 2/28

Date of reporting period: 8/31/14

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2014

Invesco Municipal Income Opportunities Trust

NYSE: OIA

2	Letters to Shareholders
3	Trust Performance
4	Dividend Reinvestment Plan
5	Schedule of Investments
16	Financial Statements
19	Notes to Financial Statements
24	Financial Highlights
25	Approval of Investment Advisory and Sub-Advisory Contracts
27	Results of Proxy

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We regularly monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we review the investment strategies and investment process employed by each fund’s management team as explained in the fund’s prospectus.

Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

2                         Invesco Municipal Income Opportunities Trust

Trust Performance

Performance summary

Cumulative total returns, 2/28/14 to 8/31/14

Trust at NAV	8.59%
Trust at Market Value	9.36
Barclays High Yield Municipal Bond Index▼ (Former Broad Market Index)*	5.85
S&P Municipal Bond High Yield Index▼ (Broad Market Index)*	6.74
S&P Municipal Bond Blended High Yield 80% Investment Grade 20% Index▼ (Style-Specific Index)*	6.19
Lipper Closed End High Yield Municipal Index■ (Peer Group Index)*	8.09

Market Price Discount to NAV as of 8/31/14	-6.86

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

*	During the reporting period, the Trust adopted a three-tier benchmark structure to compare its performance to broad market, style-specific and peer group market measures. The S&P Municipal Bond High Yield Index now represents the Trust’s broad market benchmark instead of the Barclays High Yield Municipal Bond Index as the S&P Municipal Bond High Yield Index more closely reflects the performance of the broad US noninvestment-grade municipal bond market. The S&P Municipal Bond Blended High Yield 80% Investment Grade 20% Index and Lipper Closed End High Yield Municipal Index are now the Trust’s style-specific and peer group benchmarks, respectively.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Barclays High Yield Municipal Bond Index is an unmanaged index considered representative of noninvestment-grade bonds.

The S&P Municipal Bond High Yield Index consists of bonds in the S&P Municipal Bond Index that are not rated or are rated below investment grade.

The S&P Municipal Bond Blended High Yield 80% Investment Grade 20% Index is designed to measure the performance of a hypothetical allocation, which consists of 80% weight in bonds in the S&P Municipal Bond Index that are not rated or are rated below investment grade and 20% weight in bonds that are rated investment grade.

The Lipper Closed End High Yield Municipal Index is an unmanaged index considered representative of closed-end high-yield municipal funds tracked by Lipper. These funds typically invest 50% or more of their assets in municipal debt issues rated BBB or lower.

The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

3                         Invesco Municipal Income Opportunities Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

■	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

■	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/us, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all share- holders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

4                         Invesco Municipal Income Opportunities Trust

Schedule of Investments

August 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–110.92%(a)
Alabama–0.97%
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	$925	$895,280
Jefferson (County of);
Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts. (INS–AGM)(b)(c)	6.60%	10/01/42	1,300	860,275
Series 2013 F, Sr. Lien Sewer Revenue Conv. CAB Wts.(b)	7.90%	10/01/46	1,700	1,055,734
Series 2013-F, Sub. Lien Sewer Revenue Conv. CAB Wts.(b)	7.75%	10/01/50	1,000	615,210
				3,426,499

Arizona–3.84%
Phoenix (City of) Industrial Development Authority (Choice Academies); Series 2012, Education RB	5.38%	09/01/32	1,000	1,025,480
Phoenix (City of) Industrial Development Authority (Great Hearts Academies); Series 2012, Education RB	6.40%	07/01/47	600	630,966
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(d)	6.75%	07/01/44	750	841,958
Phoenix (City of) Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, Education RB	5.63%	07/01/42	1,000	1,015,420
Pima (County of) Industrial Development Authority (Constellation Schools); Series 2008, Lease RB(e)(f)	7.00%	01/01/16	2,000	2,216,280
Pima (County of) Industrial Development Authority (Coral Academy Science); Series 2008 A, Education Facilities RB	7.25%	12/01/38	1,000	1,038,240
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/48	1,000	925,400
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB(g)	6.55%	12/01/37	2,000	2,036,280
Pima (County of) Industrial Development Authority (Noah Webster Basic Schools);
Series 2004 A, Education RB	6.00%	12/15/24	1,000	1,003,190
Series 2004 A, Education RB	6.13%	12/15/34	500	500,965
Quechan Indian Tribe of Fort Yuma (California & Arizona Governmental); Series 2008, RB	7.00%	12/01/27	1,330	1,261,731
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School–Queen Creek and Casa Grande Campuses); Series 2013, Education RB	6.00%	07/01/43	1,000	1,025,400
				13,521,310

California–13.05%
ABAG Finance Authority for Non-profit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/47	1,000	1,060,880
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	1,000	1,064,510
Bakersfield (City of); Series 2007 A, Wastewater RB (INS–AGM)(c)(h)	5.00%	09/15/32	959	1,054,344
California (State of) Educational Facilities Authority (Stanford University);
Series 2012 U-2, Ref. RB(h)	5.00%	10/01/32	3,500	4,642,960
Series 2014 U-6, RB(h)	5.00%	05/01/45	3,000	4,003,680
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2014 B, Sub. Mobile Home Park RB	5.88%	08/15/49	1,250	1,302,863
California (State of) Municipal Finance Authority (High Tech High-Media Arts); Series 2008 A, Educational Facility RB(d)	5.88%	07/01/28	820	856,498
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2012 A, Charter School Lease RB	6.00%	07/01/42	1,000	1,040,210
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB(d)(g)	5.00%	07/01/37	1,000	1,051,540
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/42	695	671,912
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2011, RB	7.25%	11/01/31	1,000	1,168,230
California (State of) Statewide Communities Development Authority (Huntington Park Charter School); Series 2007 A, Educational Facilities RB	5.25%	07/01/42	750	734,895

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2007, RB	5.63%	06/01/33	$1,000	$1,021,410
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization); Series 2002, Tobacco Settlement Asset-Backed RB	6.00%	05/01/43	750	742,830
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.); Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.13%	06/01/38	1,000	806,280
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	965	983,885
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(i)	0.00%	08/01/46	10,000	1,793,600
Foothill-Eastern Transportation Corridor Agency; Series 2013 C, Ref. Jr. Lien Toll Road RB	6.50%	01/15/43	1,000	1,175,010
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	1,000	915,560
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	1,000	826,200
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	2,000	1,497,440
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.75%	06/01/47	1,000	821,530
Inland Empire Tobacco Securitization Authority; Series 2007 C-1, Asset-Backed Tobacco Settlement CAB RB(i)	0.00%	06/01/36	6,000	1,218,600
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	1,000	1,261,520
Palm Springs (City of) (Palm Springs International Airport); Series 2006, Ref. Sub. Airport Passenger Facility Charge RB(g)	5.55%	07/01/28	425	426,309
Poway Unified School District (School Facilities Improvement); Series 2011, Unlimited Tax CAB GO Bonds(i)	0.00%	08/01/39	8,000	2,764,080
Riverside (County of) Redevelopment Agency (Mid-County Redevelopment Project Area); Series 2010 C, Tax Allocation RB	6.25%	10/01/40	1,000	1,081,120
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/48	1,000	1,136,750
Sacramento (County of) Community Facilities District No. 2005-2 (North Vineyard Station No. 1); Series 2007 A, Special Tax RB	6.00%	09/01/37	1,000	1,026,460
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/41	1,000	1,171,300
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, Tax Allocation RB	7.00%	08/01/41	1,400	1,612,646
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 C, Special Tax CAB RB(i)	0.00%	08/01/37	5,000	1,373,950
Southern California Logistics Airport Authority; Series 2008 A, Tax Allocation CAB RB(i)	0.00%	12/01/44	18,085	562,805
Union City (City of) Community Redevelopment Agency (Community Redevelopment); Series 2011, Sub. Lien Tax Allocation RB	6.88%	12/01/33	1,500	1,849,395
Victor Valley Union High School District (Election of 2008); Series 2013 B, Unlimited Tax CAB GO Bonds(i)	0.00%	08/01/48	8,310	1,244,339
				45,965,541

Colorado–5.25%
Colorado (State of) Health Facilities Authority (Christian Living Communities); Series 2006 A, RB	5.75%	01/01/37	1,500	1,530,225
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(h)	5.50%	01/01/35	3,000	3,538,470
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group); Series 2010 A, RB	6.25%	11/15/40	1,000	1,097,300
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	1,000	1,117,930
Copperleaf Metropolitan District No. 2;
Series 2006, Limited Tax GO Bonds	5.85%	12/01/26	1,420	1,425,211
Series 2006, Limited Tax GO Bonds	5.95%	12/01/36	2,000	2,002,600
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS–SGI)(c)	5.00%	12/01/35	925	942,566
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported Limited Tax GO Bonds	7.25%	12/01/40	500	526,320
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/33	1,000	1,016,450
Northwest Metropolitan District No. 3; Series 2005, Limited Tax GO Bonds	6.25%	12/01/35	2,000	1,918,160
University of Colorado; Series 2013 A, Enterprise RB(h)	5.00%	06/01/43	3,001	3,392,150
				18,507,382

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–0.33%
Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds(d)(j)	5.13%	10/01/36	$2,955	$1,164,152

Delaware–0.28%
Sussex (County of) (Cadbury at Lewes); Series 2006 A, First Mortgage RB	6.00%	01/01/35	1,000	1,001,750

District of Columbia–0.78%
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/40	1,000	1,177,600
District of Columbia; Series 2009 B, Ref. Sec. Income Tax RB(h)	5.00%	12/01/25	1,336	1,555,841
				2,733,441

Florida–10.05%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	1,000	1,052,510
Series 2007, IDR	5.88%	11/15/36	2,000	2,004,280
Series 2007, IDR	5.88%	11/15/42	1,000	996,820
Alachua (County of) Health Facilities Authority (East Ridge Retirement Village, Inc.); Series 2014, RB	6.38%	11/15/49	900	969,948
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/46	1,000	1,161,690
Broward (County of) (Civic Arena); Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS–AGM)(c)(h)	5.00%	09/01/23	7,245	7,816,848
Capital Trust Agency (Million Air One LLC); Series 2011, RB(g)	7.75%	01/01/41	1,000	1,042,600
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB(d)	8.25%	05/15/49	1,200	1,307,760
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB	7.25%	10/01/40	1,000	1,217,800
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2012 A, Educational Facilities RB	6.13%	06/15/43	1,000	997,870
Lee (County of) Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB	5.75%	10/01/42	1,000	1,032,220
Miami-Dade (County of); Series 2009, Sub. Special Obligation CAB RB(i)	0.00%	10/01/42	7,900	1,890,470
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
Series 2005, Ref. RB	5.70%	07/01/26	1,000	1,008,630
Series 2007, First Mortgage RB	5.50%	07/01/32	1,000	1,011,950
Series 2007, First Mortgage RB	5.50%	07/01/38	500	503,480
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/49	750	842,273
Renaissance Commons Community Development District; Series 2005 A, Special Assessment RB	5.60%	05/01/36	1,740	1,501,324
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB(h)	5.00%	08/15/32	7,000	7,354,970
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB	6.00%	08/01/45	1,000	1,087,470
University Square Community Development District; Series 2007 A-1, Capital Improvement Special Assessment RB	5.88%	05/01/38	600	609,354
				35,410,267

Georgia–1.60%
Americus (City of) & Sumter (County of) Hospital Authority (Magnolia Manor Obligated Group); Series 2013 A, Ref. RB	6.38%	05/15/43	1,000	1,075,940
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	1,000	1,180,490
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	1,500	1,547,850
Clayton (County of) Development Authority (Delta Air Lines, Inc.); Series 2009 B, Special Facilities RB(g)	9.00%	06/01/35	740	773,781
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.13%	09/01/40	1,000	1,068,150
				5,646,211

Hawaii–0.67%
Hawaii (State of) Department of Budget & Finance (15 Craigside); Series 2009 A, Special Purpose Senior Living RB	8.75%	11/15/29	1,000	1,187,690
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2009, Special Purpose RB	6.50%	07/01/39	1,000	1,164,340
				2,352,030

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho–0.54%
Idaho (State of) Health Facilities Authority (Terraces of Boise); Series 2014 A, RB	8.13%	10/01/49	$1,000	$1,043,580
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	815	849,915
				1,893,495

Illinois–13.18%
Bolingbrook (Village of) Special Services Area No. 1 (Forest City); Series 2005, Special Tax RB	5.90%	03/01/27	1,750	1,757,647
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	2,000	1,900,940
Chicago (City of) (Lakeshore East); Series 2002, Special Assessment Improvement RB	6.75%	12/01/32	1,911	1,935,671
Chicago (City of) Transit Authority; Series 2014, Sales Tax Receipts RB(h)	5.25%	12/01/49	3,000	3,340,980
Chicago (City of); Series 2011, COP	7.13%	05/01/25	1,030	1,121,093
Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	1,000	1,068,480
Hillside (Village of) (Mannheim Redevelopment); Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/28	1,000	1,045,600
Illinois (State of) Finance Authority (Collegiate Housing Foundation—DeKalb II, LLC–Northern Illinois University); Series 2011, Student Housing RB	6.88%	10/01/43	1,000	1,167,740
Illinois (State of) Finance Authority (Friendship Village of Schaumburg); Series 2010, RB	7.00%	02/15/38	1,445	1,452,427
Illinois (State of) Finance Authority (Greenfields of Geneva);
Series 2010 A, RB	8.00%	02/15/30	1,130	1,175,844
Series 2010 A, RB	8.25%	02/15/46	775	807,992
Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	5.70%	08/15/28	500	500,150
Series 2006 A, RB	6.00%	08/15/39	1,500	1,510,260
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.75%	05/15/46	1,000	1,033,460
Illinois (State of) Finance Authority (Montgomery Place); Series 2006 A, RB	5.75%	05/15/38	2,000	2,039,700
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 A, RB	8.25%	05/15/45	1,000	660,000
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	7.00%	08/15/43	1,000	1,077,120
Illinois (State of) Finance Authority (Plymouth Place); Series 2013, Ref. RB	6.00%	05/15/43	1,000	973,220
Illinois (State of) Finance Authority (The Admiral at the Lake); Series 2010 A, RB	7.25%	05/15/20	1,000	1,016,330
Illinois (State of) Finance Authority (The Landing at Plymouth Place); Series 2005 A, RB	6.00%	05/15/37	2,500	2,469,200
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. Charter School RB	6.88%	10/01/31	500	578,180
Series 2011, Ref. Charter School RB	7.13%	10/01/41	500	583,005
Illinois (State of) Finance Authority (University of Chicago); Series 2013-A, RB(h)	5.25%	10/01/52	3,000	3,369,900
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2003 A-1, RB(j)	6.90%	11/15/33	1,750	1,375,798
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB(h)	5.50%	06/15/50	959	1,048,495
Illinois (State of) Toll Highway Authority; Series 2008 B, RB(h)	5.50%	01/01/33	2,999	3,336,283
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/30	985	1,072,271
Pingree Grove (Village of) (Cambridge Lakes Learning Center); Series 2011, RB	8.50%	06/01/41	1,000	1,106,640
Pingree Grove (Village of) (Cambridge Lakes); Series 2006-1, Special Service Area No. 7 Special Tax RB	6.00%	03/01/36	2,387	2,429,560
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/28	930	940,053
Upper Illinois River Valley Development Authority (Pleasant View Luther Home); Series 2010, RB	7.38%	11/15/45	1,000	1,061,530
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(g)	7.00%	12/01/42	1,425	1,471,427
				46,426,996

Indiana–1.55%
Carmel (City of) (Barrington Carmel); Series 2012 A, RB	7.13%	11/15/47	515	553,105
Crown Point (City of) (Wittenberg Village); Series 2009 A, Economic Development RB	8.00%	11/15/39	1,000	1,120,940
Indianapolis (City of) (Ritter Affordable Assisted Living); Series 2014, MFH RB	6.90%	12/01/33	500	519,590
St. Joseph (County of) (Holy Cross Village at Notre Dame);
Series 2006 A, Economic Development RB	6.00%	05/15/26	560	572,482
Series 2006 A, Economic Development RB	6.00%	05/15/38	525	532,130
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(g)	7.00%	01/01/44	1,000	1,136,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB(d)	5.80%	09/01/47	$1,000	$1,009,130
				5,443,477

Iowa–2.39%
Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB	7.25%	06/01/35	1,000	1,094,850
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	1,000	1,030,590
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.25%	12/01/25	2,000	2,167,520
Iowa (State of) Finance Authority (Madrid Home); Series 2007, Ref. Health Care Facility RB	5.90%	11/15/37	750	731,790
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, Asset-Backed RB	5.38%	06/01/38	1,000	830,570
Series 2005 C, Asset-Backed RB	5.63%	06/01/46	1,000	842,560
Series 2005 D, Asset-Backed CAB RB(i)	0.00%	06/01/46	10,000	710,100
Orange City (City of); Series 2008, Ref. Hospital Capital Loan RN	5.60%	09/01/32	1,000	1,021,190
				8,429,170

Kansas–1.02%
Olathe (City of) (Catholic Care Campus, Inc.); Series 2006 A, Senior Living Facility RB	6.00%	11/15/38	1,400	1,405,446
Wichita (City of) (Larksfield Place); Series 2013 III, Ref. Health Care Facilities & Improvement RB	7.38%	12/15/43	1,000	1,118,290
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.50%	05/15/48	1,000	1,073,670
				3,597,406

Kentucky–0.70%
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II); Series 2011, RB	7.38%	05/15/46	1,000	1,139,640
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 C, First Tier Toll Conv. CAB RB(b)	6.88%	07/01/46	2,000	1,342,140
				2,481,780

Louisiana–0.76%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB(j)	5.25%	07/01/17	1,984	735,112
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2009 A, RB	6.50%	08/01/29	750	865,132
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB(d)	6.38%	12/01/34	1,000	1,092,040
				2,692,284

Maine–0.31%
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	6.75%	07/01/41	1,000	1,106,930

Maryland–0.94%
Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/38	1,000	1,086,630
Frederick (County of) (Jefferson Technology Park); Series 2013 B, Tax Increment & Special Tax RB	7.13%	07/01/43	1,000	1,103,280
Harford (County of); Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/40	1,000	1,131,450
				3,321,360

Massachusetts–1.29%
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.); Series 2005, RB	5.50%	01/01/35	800	801,472
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/46	709	564,204
Series 2011 A-2, RB	5.50%	11/15/46	38	26,394
Series 2011 B, CAB RB(i)	0.00%	11/15/56	187	829
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(h)	5.50%	07/01/32	495	676,550
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.88%	01/01/41	1,000	1,185,950
Massachusetts (State of); Series 2004 A, Ref. Limited Tax GO Bonds (INS–AMBAC)(c)(h)	5.50%	08/01/30	960	1,275,744
				4,531,143

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–0.95%
Dearborn Economic Development Corp. (Henry Ford Village, Inc.); Series 2008, Ref. Limited Obligation RB	7.00%	11/15/28	$1,200	$1,245,732
Detroit (City of) Water and Sewerage Department; Series 2012 A, Ref. Sr. Lien Sewage Disposal System RB	5.25%	07/01/39	1,000	1,060,880
Wayne Charter County Economic Development Corp. (Rivers of Grosse Point); Series 2013, First Mortgage RB	7.88%	12/01/43	1,000	1,042,210
				3,348,822

Minnesota–4.08%
Anoka (City of) (The Homestead at Anoka, Inc.); Series 2011 A, Health Care Facilities RB	7.00%	11/01/40	1,000	1,061,670
Bloomington (City of) Port Authority (Radisson Blu Mall of America, LLC); Series 2010, Recovery Zone Facility RB	9.00%	12/01/35	1,000	1,094,920
Brooklyn Park (City of) (Prairie Seeds Academy); Series 2009 A, Lease RB	9.25%	03/01/39	1,000	1,110,580
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.75%	11/15/32	1,500	1,783,080
North Oaks (City of) (Presbyterian Homes of North Oaks, Inc.); Series 2007, Senior Housing RB	6.13%	10/01/39	1,500	1,583,385
Rochester (City of) (Homestead at Rochester, Inc.); Series 2013 A, Health Care & Housing RB	6.88%	12/01/48	1,000	1,109,320
Rochester (City of) (Samaritan Bethany, Inc.); Series 2009 A, Ref. Health Care & Housing RB	7.38%	12/01/41	1,000	1,120,970
Sartell (City of) (Country Manor Campus LLC); Series 2013, Health Care & Housing Facilities RB	5.38%	09/01/43	500	510,280
St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. Tax Increment Allocation RB	6.25%	03/01/25	1,000	1,055,760
St. Paul (City of) Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2012 A, Charter School Lease RB	5.25%	09/01/32	1,060	1,085,027
Wayzata (City of) (Folkestone Senior Living Community); Series 2012 A, Senior Housing RB	6.00%	05/01/47	1,000	1,094,130
West St. Paul (City of) (Walker Thompson Hill, LLC); Series 2011A, Health Care Facilities RB	7.00%	09/01/46	700	739,718
Winsted (City of) (St. Mary’s Care Center); Series 2010 A, Health Care RB	6.88%	09/01/42	1,000	1,024,010
				14,372,850

Mississippi–0.28%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	1,000	1,000,780

Missouri–2.39%
Branson (City of) Regional Airport Transportation Development District; Series 2007 B, Airport RB(g)(j)	6.00%	07/01/37	1,200	147,168
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, Special Assessment RB	5.50%	04/01/27	750	418,020
Bridgeton (City of) Industrial Development Authority (Sarah Community); Series 2011 A, Ref. & Improvement Senior Housing RB	6.38%	05/01/35	1,000	1,046,720
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,000	1,017,580
Kansas City (City of) Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2011, Sales Tax RB	6.75%	10/01/41	1,000	1,055,000
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 A, Retirement Community RB	8.25%	05/15/39	1,000	1,152,120
St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Tax Increment Allocation Improvement RB	6.38%	12/01/25	1,000	1,055,880
St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/22	1,000	1,014,870
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,500	1,525,305
				8,432,663

Nebraska–0.31%
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center); Series 2010 B, Health Care Facilities RB	6.75%	06/01/35	1,000	1,091,450

Nevada–0.91%
Henderson (City of) (Local Improvement District No. T-18); Series 2006, Special Assessment RB	5.30%	09/01/35	505	421,438
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	8.00%	06/15/30	700	809,998
Mesquite (City of) (Special Improvement District No. 07-01-Anthem at Mesquite); Series 2007, Special Assessment Local Improvement RB	6.00%	08/01/23	920	954,205

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–(continued)
Sparks (City of) (Local Improvement District No. 3–Legends at Sparks Marina); Series 2008, Special Assessment Limited Obligation Improvement RB	6.50%	09/01/20	$945	$1,034,917
				3,220,558

New Hampshire–0.61%
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	960	1,033,469
New Hampshire (State of) Health & Education Facilities Authority (Rivermead); Series 2011 A, RB	6.88%	07/01/41	1,000	1,108,460
				2,141,929

New Jersey–2.53%
Essex (County of) Improvement Authority (Newark); Series 2010 A, RB	6.25%	11/01/30	1,000	1,134,490
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB(g)	5.25%	09/15/29	1,000	1,046,520
Series 2012, RB(g)	5.75%	09/15/27	1,000	1,066,330
New Jersey (State of) Economic Development Authority (Seashore Gardens Living Center); Series 2006, First Mortgage RB	5.38%	11/01/36	700	572,775
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/38	1,000	1,090,260
Tobacco Settlement Financing Corp.;
Series 2007 1-A, RB	4.75%	06/01/34	1,000	742,470
Series 2007 1A, Asset-Backed RB	4.63%	06/01/26	1,000	903,000
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	1,000	842,530
Series 2007 1A, Asset-Backed RB	5.00%	06/01/41	2,000	1,516,700
				8,915,075

New Mexico–0.31%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/40	1,000	1,075,920

New York–8.83%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB(i)	0.00%	07/15/35	1,475	534,127
Series 2009, PILOT CAB RB(i)	0.00%	07/15/46	10,000	1,955,800
Erie (County of) Industrial Development Agency (Orchard Park CCRC, Inc.); Series 2006 A, RB	6.00%	11/15/36	1,000	1,016,520
Mount Vernon (City of) Industrial Development Agency (Wartburg Senior Housing, Inc./Meadowview);
Series 1999, Civic Facility RB	6.15%	06/01/19	575	576,092
Series 1999, Civic Facility RB	6.20%	06/01/29	500	500,330
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	1,500	1,068,765
New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, Consolidated RB(g)(h)	5.00%	10/15/27	1,700	1,947,588
One Hundred Sixty-Ninth Series 2011, Consolidated RB(g)(h)	5.00%	10/15/28	1,300	1,482,442
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS–ACA)(c)	5.25%	11/01/37	1,200	1,331,376
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS–AMBAC)(c)	5.00%	01/01/39	500	510,695
New York (City of) Municipal Water Finance Authority; Series 2013 BB, Water & Sewer System RB(h)	5.00%	06/15/47	3,001	3,328,199
New York (City of) Transitional Finance Authority;
Series 2013 I, Sub. Future Tax Sec. RB(h)	5.00%	05/01/42	2,399	2,705,482
Subseries 2012 F-1, Future Tax Sec. RB(h)	5.00%	05/01/39	6,002	6,724,836
New York (City of); Subseries 2006-I-5, VRD Unlimited Tax GO Bonds (LOC-Bank Of New York Mellon)(l)(k)	0.04%	04/01/36	500	500,000
New York (State of) Dormitory Authority; Series 2014-C, Tax-Exempt RB(h)	5.00%	03/15/41	3,000	3,410,670
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	1,000	1,129,840
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $1,697,125)(d)(j)	6.13%	02/15/19	2,000	20

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Suffolk (County of) Industrial Development Agency (Medford Hamlet Assisted Living); Series 2005, Assisted Living Facility RB(g)	6.38%	01/01/39	$1,395	$1,398,167
TSASC, Inc.;
Series 2006 1, Tobacco Settlement Asset-Backed RB	5.00%	06/01/34	700	580,783
Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/42	500	399,750
				31,101,482

North Carolina–0.54%
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. First Mortgage Retirement Facilities RB	6.25%	07/01/35	750	794,272
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, First Mortgage Retirement Facilities RB	7.75%	03/01/41	1,000	1,123,400
				1,917,672

Ohio–4.34%
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-3, Sr. Asset-Backed Turbo RB	6.25%	06/01/37	1,000	841,070
Series 2007 B, First Sub. Asset-Backed CAB RB(i)	0.00%	06/01/47	40,000	2,503,200
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 A, Health Care RB	6.00%	11/01/38	1,500	1,557,630
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(d)	6.75%	01/01/44	1,000	1,050,370
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	2,000	2,045,040
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.63%	07/01/47	750	649,920
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/42	1,000	1,110,300
Lorain (County of) Port Authority (U.S. Steel Corp.); Series 2010, Recovery Zone Facility RB	6.75%	12/01/40	1,000	1,092,070
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.63%	04/01/40	1,000	1,094,500
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/44	1,000	1,000,660
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	1,000	1,122,960
Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	1,200	1,207,992
				15,275,712

Oklahoma–1.04%
Citizen Potawatomi Nation; Series 2004 A, Sr. Obligation Tax RB	6.50%	09/01/16	540	530,426
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. Continuing Care Retirement Community RB	6.00%	01/01/32	1,000	1,038,330
Series 2013, Ref. Continuing Care Retirement Community RB	5.75%	01/01/37	1,000	1,012,790
Tulsa (County of) Industrial Authority (Montereau, Inc.); Series 2010 A, Senior Living Community RB	7.25%	11/01/45	1,000	1,098,460
				3,680,006

Pennsylvania–4.79%
Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/35	950	1,044,724
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.60%	07/01/23	1,000	1,022,740
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.13%	01/01/45	965	1,021,028
Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B, University RB(j)	6.00%	09/01/36	1,800	890,730
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/42	1,000	1,004,070
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/30	1,000	1,143,850
Pennsylvania (Commonwealth of); First Series 2014, Unlimited Tax GO Bonds(h)	5.00%	06/15/34	3,010	3,475,035
Pennsylvania (State of) Economic Development Financing Authority (USG Corp.); Series 1999, Solid Waste Disposal RB(g)	6.00%	06/01/31	1,000	1,001,670

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. Special Tax RB(h)	5.00%	06/15/21	$3,001	$3,479,960
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/43	750	819,743
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School); Series 2013, RB(d)	6.75%	06/15/43	1,000	1,023,020
Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB	5.45%	07/01/35	930	948,256
				16,874,826

Puerto Rico–1.03%
Children’s Trust; Series 2005-A, Tobacco Settlement Asset-Backed CAB RB(i)	0.00%	05/15/50	15,000	1,016,250
Puerto Rico Sales Tax Financing Corp.;
Series 2007 A, CAB RB(i)	0.00%	08/01/56	7,000	463,890
Series 2011 C, RB	5.25%	08/01/40	2,500	2,136,425
				3,616,565

Rhode Island–0.24%
Tobacco Settlement Financing Corp.; Series 2002 A, Asset-Backed RB	6.25%	06/01/42	835	835,050

South Carolina–1.47%
Myrtle Beach (City of) (Myrtle Beach Air Force Base);
Series 2006 A, Tax Increment Allocation RB	5.25%	10/01/26	835	834,516
Series 2006 A, Tax Increment Allocation RB	5.30%	10/01/35	2,000	1,997,380
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/42	1,087	841,072
Series 2012, Ref. Sub. CAB RB(i)	0.00%	11/15/47	466	18,597
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	1,500	1,484,145
				5,175,710

Tennessee–1.48%
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/31	2,000	2,088,720
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2006 A, RB	5.75%	09/01/37	1,000	1,009,210
Series 2013 A, Ref. RB	5.50%	09/01/47	1,000	1,011,730
Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB	9.25%	04/01/39	930	1,096,479
				5,206,139

Texas–10.09%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(g)	4.85%	04/01/21	1,200	1,247,556
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.13%	03/01/44	800	838,016
Austin Convention Enterprises, Inc.; Series 2006 B, Ref. Second Tier Convention Center RB(d)	5.75%	01/01/34	1,100	1,115,730
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	1,000	1,156,190
Central Texas Regional Mobility Authority; Series 2011, Sub. Lien RB	6.75%	01/01/41	1,000	1,175,500
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB	6.25%	12/01/45	1,000	1,138,250
HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 A, RB	7.75%	11/15/44	1,000	367,480
HFDC of Central Texas, Inc.; Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	1,000	1,013,950
Houston (City of) (Continental Airlines, Inc.); Series 2011 A, Ref. Airport System Special Facilities RB(g)	6.63%	07/15/38	1,000	1,125,070
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB	6.88%	05/15/41	1,000	1,206,880
La Vernia Higher Education Finance Corp. (Amigos Por Vida Friends for Life); Series 2008, RB	6.25%	02/15/26	1,465	1,479,064
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB	6.25%	08/15/39	1,000	1,129,810
Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community); Series 2005 A, Ref. First Mortgage RB	6.50%	07/01/26	2,500	2,593,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB (INS–BHAC)(c)(h)	5.75%	01/01/48	$2,999	$3,400,446
Series 2011 B, Special Project System CAB RB(i)	0.00%	09/01/37	7,000	2,196,810
Red River Health Facilities Development Corp. (Parkview on Hollybrook); Series 2013 A, First Mortgage RB	7.38%	07/01/48	1,000	1,019,000
Red River Health Facilities Development Corp. (Sears Methodist Retirement System); Series 2013, Retirement Facility RB	6.15%	11/15/49	1,000	429,980
San Antonio Convention Hotel Finance Corp. (Empowerment Zone); Series 2005 A, Contract RB (INS–AMBAC)(c)(g)	5.00%	07/15/39	1,000	1,003,560
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB(g)	8.00%	07/01/38	1,000	1,092,210
Tarrant County Cultural Education Facilities Finance Corp. (Mirador);
Series 2010 A, Retirement Facility RB	8.00%	11/15/29	485	472,870
Series 2010 A, Retirement Facility RB	8.13%	11/15/39	1,000	968,130
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2009 A, Retirement Facility RB	8.25%	11/15/44	1,300	1,156,428
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, CAB RB (INS–AMBAC)(c)(i)	0.00%	08/15/33	4,160	1,337,357
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, Sr. Lien RB	7.00%	06/30/40	1,000	1,206,100
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,000	1,184,400
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB(g)	6.75%	06/30/43	1,000	1,205,820
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.); Series 2010 A, Education RB	7.13%	02/15/40	1,000	1,124,030
Travis County Health Facilities Development Corp. (Westminster Manor); Series 2010, RB	7.00%	11/01/30	1,000	1,142,890
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2007, Ref. Hospital RB	5.00%	07/01/33	1,000	1,027,610
				35,554,887

Utah–0.31%
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, Charter School RB	6.38%	07/15/40	1,000	1,080,560

Virginia–0.07%
Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.45%	09/01/37	226	244,672

Washington–2.30%
King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital);
Series 2009, Ref. & Improvement Limited Tax GO Bonds	7.25%	12/01/38	1,000	1,003,700
Series 2011, Ref. & Improvement Limited Tax GO Bonds	7.00%	12/01/40	1,000	1,075,640
King (County of); Series 2011 B, Ref. Sewer RB(h)	5.00%	01/01/34	2,999	3,404,645
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB	7.00%	07/01/39	1,000	1,134,960
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	1,200	1,471,092
				8,090,037

West Virginia–0.61%
Kanawha (County of) (The West Virginia State University Foundation); Series 2013, Student Housing RB	6.75%	07/01/45	1,000	1,106,020
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.50%	10/01/38	1,000	1,033,530
				2,139,550

Wisconsin–1.91%
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.38%	02/15/29	1,500	1,750,455
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.); Series 2009 A, RB	7.63%	09/15/39	1,000	1,178,580
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.);
Series 2012, RB	5.88%	08/01/42	1,000	1,009,610
Series 2013, RB	7.00%	08/01/43	1,025	1,097,488

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/46	$1,000	$1,168,330
Wisconsin (State of) Public Finance Authority (Voyager Foundation Inc.); Series 2012 A, Charter School RB	6.20%	10/01/42	500	521,910
				6,726,373
TOTAL INVESTMENTS(m)–110.92% (Cost $367,347,057)				390,771,912
FLOATING RATE NOTE OBLIGATIONS–(12.93)%
Notes with interest and fee rates ranging from 0.57% to 0.68% at 08/31/14 and contractual maturities of collateral ranging from 06/15/21 to 10/01/52 (See Note 1J)(n)				(45,560,000)
OTHER ASSETS LESS LIABILITIES–2.01%				7,074,718
NET ASSETS–100.00%				$352,286,630

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
Conv.	– Convertible
COP	– Certificates of Participation
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds

INS	– Insurer
Jr.	– Junior
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding

RN	– Revenue Notes
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $10,512,218, which represented 2.98% of the Trust’s Net Assets.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Security subject to the alternative minimum tax.
(h)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1J.
(i)	Zero coupon bond issued at a discount.
(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2014 was $4,312,980, which represented 1.22% of the Trust’s Net Assets.
(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(m)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(n)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2014. At August 31, 2014, the Trust’s investments with a value of $79,766,518 are held by Dealer Trusts and serve as collateral for the $45,560,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of August 31, 2014

Revenue Bonds	94.3%
General Obligation Bonds	5.1
Pre-Refunded Bonds	0.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Municipal Income Opportunities Trust

Statement of Assets and Liabilities

August 31, 2014

(Unaudited)

Assets:
Investments, at value (Cost $367,347,057)	$390,771,912
Receivable for:
Investments sold	3,159,117
Interest	5,535,321
Fund expenses absorbed	15,777
Investment for trustee deferred compensation and retirement plans	62,003
Other assets	13,967
Total assets	399,558,097

Liabilities:
Floating rate note obligations	45,560,000
Payable for:
Amount due custodian	1,367,146
Dividends	27,476
Accrued fees to affiliates	45
Accrued trustees’ and officers’ fees and benefits	3,371
Accrued other operating expenses	67,817
Trustee deferred compensation and retirement plans	245,612
Total liabilities	47,271,467
Net assets applicable to shares outstanding	$352,286,630

Net assets consist of:
Shares of beneficial interest	$384,003,541
Undistributed net investment income	381,097
Undistributed net realized gain (loss)	(55,522,863)
Net unrealized appreciation	23,424,855
$352,286,630

Shares outstanding, no par value, with an unlimited number of shares authorized:
Shares outstanding	47,425,494
Net asset value per share	$7.43
Market value per share	$6.92

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Municipal Income Opportunities Trust

Statement of Operations

For the six months ended August 31, 2014

(Unaudited)

Investment income:
Interest	$10,792,428

Expenses:
Advisory fees	1,058,402
Administrative services fees	39,863
Custodian fees	3,582
Interest, facilities and maintenance fees	127,912
Transfer agent fees	7,442
Trustees’ and officers’ fees and benefits	15,338
Other	126,523
Total expenses	1,379,062
Less: Fees waived	(88,788)
Net expenses	1,290,274
Net investment income	9,502,154

Realized and unrealized gain from:
Net realized gain from investment securities	271,556
Change in net unrealized appreciation of investment securities	17,904,084
Net realized and unrealized gain	18,175,640
Net increase in net assets resulting from operations	$27,677,794

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Municipal Income Opportunities Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2014 and the year ended February 28, 2014

(Unaudited)

	August 31, 2014	February 28, 2014
Operations:
Net investment income	$9,502,154	$19,852,518
Net realized gain (loss)	271,556	(3,691,888)
Change in net unrealized appreciation (depreciation)	17,904,084	(20,145,485)
Net increase (decrease) in net assets resulting from operations	27,677,794	(3,984,855)
Distributions to shareholders from net investment income	(9,817,077)	(19,918,708)
Net increase in net assets	17,860,717	(23,903,563)

Net assets:
Beginning of period	334,425,913	358,329,476
End of period (includes undistributed net investment income of $381,097 and $696,020, respectively)	$352,286,630	$334,425,913

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Municipal Income Opportunities Trust

Statement of Cash Flows

For the six months ended August 31, 2014

(Unaudited)

Cash provided by (used in) by operating activities:
Net increase in net assets resulting from operations	$27,677,794

Adjustments to reconcile the change in net assets applicable from operations to net cash provided by operating activities
Purchases of investments	(38,326,664)
Net Purchases of short-term investments	(500,000)
Proceeds from sales of investments	27,100,414
Amortization of premium	663,352
Accretion of discount	(865,763)
Decrease in interest receivables and other assets	80,485
Increase in accrued expenses and other payables	3,202
Net realized gain from investment securities	(271,556)
Net change in unrealized appreciation on investment securities	(17,904,084)
Net cash provided by (used in) operating activities	(2,342,820)

Cash provided by (used in) by financing activities:
Dividends paid to shareholders from net investment income	(9,817,622)
Increase in payable for amount due custodian	520,442
Net payments for floating rate note obligations	11,640,000
Net cash provided by financing activities	2,342,820
Net increase in cash and cash equivalents	—
Cash at beginning of period	—
Cash at end of period	$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$127,912

Notes to Financial Statements

August 31, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Municipal Income Opportunities Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to seek to provide a high level of current income which is exempt from federal income tax.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

19                         Invesco Municipal Income Opportunities Trust

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

20                         Invesco Municipal Income Opportunities Trust

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average weekly managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser had contractually agreed, through August 31, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 0.67%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Trust’s expenses to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. The Adviser has agreed to continue to limit the Trust’s expenses as described above. This agreement may be discontinued at any time without notice to shareholders. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the date the expense limit is discontinued.

For the six months ended August 31, 2014, the Adviser waived advisory fees of $88,788.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2014, expenses incurred under these agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

21                         Invesco Municipal Income Opportunities Trust

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2014, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Trust to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Trusts in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Trust may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Trust.

NOTE 5—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2014 were $39,304,714 and 0.65%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

22                         Invesco Municipal Income Opportunities Trust

The Trust had a capital loss carryforward as of February 28, 2014 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2015	$623,927	$—	$623,927
February 29, 2016	15,719,918	—	15,719,918
February 28, 2017	11,373,118	—	11,373,118
February 28, 2018	9,120,629	—	9,120,629
February 28, 2019	3,761,358	—	3,761,358
Not subject to expiration	3,776,868	10,604,344	14,381,212
	$44,375,818	$10,604,344	$54,980,162

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2014 was $36,812,555 and $30,131,531, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$37,158,824
Aggregate unrealized (depreciation) of investment securities	(13,233,924)
Net unrealized appreciation of investment securities	$23,924,900

Cost of investments for tax purposes is $366,847,012.

NOTE 8—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014
Beginning shares	47,425,494	47,425,494
Shares issued through dividend reinvestment	—	—
Ending shares	47,425,494	47,425,494

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 9—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2014:

Declaration Date	Amount per Share	Record Date	Payable Date
September 2, 2014	$0.0328	September 15, 2014	September 30, 2014
October 1, 2014	$0.0328	October 16, 2014	October 31, 2014

23                         Invesco Municipal Income Opportunities Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31, 2014		Years ended February 28,		Year ended February 29, 2012	Nine months ended February 28, 2011		Years ended May 31,
			2014	2013				2010	2009
Net asset value, beginning of period	$7.05		$7.56	$7.14	$6.41	$6.79		$5.90	$7.38
Net investment income(a)	0.20		0.42	0.41	0.41	0.32		0.44	0.45
Net gains (losses) on securities (both realized and unrealized)	0.39		(0.51)	0.43	0.74	(0.38)		0.87	(1.46)
Total from investment operations	0.59		(0.09)	0.84	1.15	(0.06)		1.31	(1.01)
Less distributions from net investment income	(0.21)		(0.42)	(0.42)	(0.42)	(0.32)		(0.42)	(0.47)
Anti-dilutive effect of shares repurchased(a)	—		—	—	—	—		—	0.00	(b)
Net asset value, end of period	$7.43		$7.05	$7.56	$7.14	$6.41		$6.79	$5.90
Market value, end of period	$6.92		$6.52	$7.26	$7.02	$6.02		$6.51	$5.67
Total return at net asset value(c)	8.59%		(0.53)%	12.07%	18.92%	(0.90)%		23.12%
Total return at market value(d)	9.36%		(4.21)%	9.47%	24.50%	(2.93)%		22.83%	(22.15)%
Net assets, end of period (000’s omitted)	$352,287		$334,426	$358,329	$140,080	$125,777		$133,201	$115,783
Portfolio turnover rate(e)	8%		24%	13%	22%	12%		13%	15%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	0.75	%(f)	0.72%	0.73%	0.73%	0.72	%(g)	0.78%	0.89	%(h)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(i)	0.67	%(f)	0.67%	0.67%	0.68%	0.67	%(g)	0.73%	0.73	%(h)
Without fee waivers and/or expense reimbursements	0.79	%(f)	0.77%	0.77%	0.73%	0.72	%(g)	0.78%
Ratio of net investment income to average net assets	5.48	%(f)	5.92%	5.50%	6.15%	6.28	%(g)	6.90%	7.25%
Rebate from Morgan Stanley affiliate									0.00	%(j)

(a)	Calculated using average shares outstanding.
(b)	Includes anti-dilutive effect of acquiring treasury shares of less than $0.005.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(d)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(e)	Portfolio turnover is not annualized for periods less than one year, if applicable. For the year ended February 28, 2013, the portfolio turnover calculation excludes the value of securities purchased of $188,960,770 and sold of $14,007,508 in the effort to realign the Trust’s portfolio holdings after the reorganization of Invesco Municipal Income Opportunities Trust II and Invesco Municipal Income Opportunities Trust III into the Trust.
(f)	Ratios are annualized and based on average daily net assets (000’s) of $343,804.
(g)	Annualized.
(h)	The ratios reflect the rebate of certain Trust expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(i)	For the years ended May 31, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(j)	Amount is less than 0.005%.

24                         Invesco Municipal Income Opportunities Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Municipal Income Opportunities Trust (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreement agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the closed-end funds and all of the open-end funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Closed-End — High Yield Municipal Funds Index. The Board noted that the Fund’s performance was in the first quintile of its performance universe for the one year period, the fourth quintile for the three year period and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one year period and below the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

25                         Invesco Municipal Income Opportunities Trust

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual management fee rate was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least August 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was above the rate of one open-end fund advised by Invesco Advisers that is managed using an investment porcess substantially similar to the investment process used for the Fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although

Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

26                         Invesco Municipal Income Opportunities Trust

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Municipal Income Opportunities Trust (the “Fund”) was held on August 27, 2014. The Meeting was held for the following purpose:

(1)	Elect five Trustees by the holders of Common Shares of the Fund, each of whom will serve for a three-year term or until a successor has been duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against
(1)	David C. Arch	42,541,978	1,309,042
	Frank S. Bayley	42,421,653	1,429,367
	Larry Soll	42,483,644	1,367,376
	Philip A. Taylor	42,544,672	1,306,348
	Wayne W. Whalen	42,498,853	1,352,167

27                         Invesco Municipal Income Opportunities Trust

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-05597	MS-CE-MIOPP-SAR-1

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 20, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 20, 2014, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Municipal Income Opportunities Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 7, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 7, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 7, 2014

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.